Shareholder Report, Holdings (Details) - C000264340 [Member]	Jan. 31, 2026
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $6.69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $662.43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%